Note 11 - Share Capital - Option Activity (Details)	12 Months Ended
	Dec. 31, 2023 $ / shares	Dec. 31, 2022 $ / shares
Statement Line Items [Line Items]
Outstanding options, end of year	1,012,794	988,727
Outstanding weighted average exercise price, end of year (in CAD per share)	$ 17.56	$ 16.77
Number of share options granted in share-based payment arrangement	236,928	230,089
Granted, weighted average exercise price (in CAD per share)	$ 16.42	$ 18.86
Exercised for cash, options	(28,787)	(100,678)
Exercised for cash, weighted average exercise price (in CAD per share)	$ 14.34	$ 13.79
Exercised cashless, options		(105,344)
Exercised cashless, weighted average exercise price (in CAD per share)		$ 16.52
Granted, weighted average exercise price (in CAD per share)	$ 16.42	$ 18.86
Expired, options	(20,000)
Expired, weighted average exercise price (in CAD per share)	$ 19.41
Forfeited, options	(13,564)
Forfeited, weighted average exercise price (in CAD per share)	$ 18.35
Outstanding options, end of year	1,187,371	1,012,794
Outstanding weighted average exercise price, end of year (in CAD per share)	$ 17.37	$ 17.56